The financial results of the discontinued operations are as follows: (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Sales	$ 2,806,000	$ 9,067,000	$ 20,478,000	$ 30,354,000	$ 3,024,000	$ 18,879,000
Cost of sales	1,789,000	5,027,000	11,774,000	17,894,000	2,167,000	12,965,000
Selling, general and administrative expenses	1,044,000	2,848,000	7,090,000	10,310,000	520,000	2,684,000
Impairment loss	100,000		100,000
Restructuring expenses	1,287,000	194,000	1,287,000	958,000
Gain on sale of assets	(13,455,000)	(19,000)	(13,455,000)	(2,057,000)
Foreign currency translation loss	642,000			642,000
Other expense	4,000	61,000	61,000	317,000
Operating income before income taxes	10,413,000	956,000	10,838,000	2,932,000	1,624,016	6,220,000
Income tax expense	2,000	5,000	2,000			2,000
Income tax expense	(2,000)	(5,000)	(2,000)			(2,000)
Income from discontinued operations	$ 10,411,000	$ (568,745)	$ 10,836,000	$ 1,744,607	1,624,016	6,218,430
Disposal Group, Including Discontinued Operation, Restructuring Expenses					960,000	0
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax					$ (2,247,000)	$ (2,990,000)